Note 7 - Financial Instruments - Liquidity Risk (Details) - CAD ($) $ in Thousands		Jun. 30, 2020	Mar. 31, 2020
Statement Line Items [Line Items]
Trade and other payables, carrying amount		$ 559,441	$ 685,665
Total borrowings		782,256	782,003
Gas, electricity and non-commodity contracts, carrying amount		137,352	$ 189,706
Liquidity risk [member]
Statement Line Items [Line Items]
Trade and other payables, carrying amount		559,441
Trade and other payables, undiscounted cash flows		559,441
Total borrowings	[1]	782,256
Long-term debt, undiscounted cash flows	[1]	822,902
Gas, electricity and non-commodity contracts, carrying amount		137,352
Gas, electricity and non-commodity contracts, undiscounted cash flows		2,938,427
Total, carrying amount		1,479,049
Total, undiscounted cash flows		4,320,770
Liquidity risk [member] | Not later than one year [member]
Statement Line Items [Line Items]
Trade and other payables, undiscounted cash flows		559,441
Long-term debt, undiscounted cash flows	[1]	263,592
Gas, electricity and non-commodity contracts, undiscounted cash flows		1,125,798
Total, undiscounted cash flows		1,948,831
Liquidity risk [member] | Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Trade and other payables, undiscounted cash flows
Long-term debt, undiscounted cash flows	[1]	263,105
Gas, electricity and non-commodity contracts, undiscounted cash flows		1,386,530
Total, undiscounted cash flows		1,649,635
Liquidity risk [member] | Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Trade and other payables, undiscounted cash flows
Long-term debt, undiscounted cash flows	[1]	296,205
Gas, electricity and non-commodity contracts, undiscounted cash flows		325,257
Total, undiscounted cash flows		621,462
Liquidity risk [member] | Later than five years [member]
Statement Line Items [Line Items]
Trade and other payables, undiscounted cash flows
Long-term debt, undiscounted cash flows	[1]
Gas, electricity and non-commodity contracts, undiscounted cash flows		100,842
Total, undiscounted cash flows		$ 100,842

[1]	Included in long-term debt are the 6.75% $100M convertible debentures, 6.75% $160M convertible debentures and 6.5% convertible bonds, which may be settled through the issuance of shares at the option of the holder or Just Energy upon maturity.